Related parties	9 Months Ended
Sep. 30, 2020
Related Party [Abstract]
Related parties	Related parties
Mariposa Capital, LLC, an affiliate of Sir Martin Franklin, and TOMS Capital LLC, an affiliate of Mr. Gottesman, perform advisory services on behalf of the Company. The total fees and expenses incurred by them in the course of their duties for the three and nine months ended September 30, 2020 were €0.4 million and €1.4 million respectively (three and nine months ended September 30, 2019: €0.5 million and €1.7 million respectively).

In addition to the fees above, as discussed in Note 17, the conditions of the Founder Preferred Shares Annual Dividend Amount for 2019 were met and a share dividend of 6,421,074 ordinary shares was issued on January 2, 2020.
Key management personnel comprise the Directors and Executive Officers. The Executive Officers continue to be remunerated for their services to the Company through their employment contracts. Non-executive Directors continue to receive fees for their services as board members and to certain committees and are settled through payroll. Director fees are payable quarterly in arrears. Total non-executive Director fees and expenses for the three and nine months ended September 30, 2020 was €0.1 million and €0.3 million (three and nine months ended September 30, 2019: €0.1 million and €0.3 million). In addition, certain non-executive Directors received grants under the LTIP as discussed in Note 15.The Company has entered into an agreement with a working capital solutions specialist to facilitate a program that would provide our suppliers with the ability to receive advance payments from a third party credit institution as part of our ordinary course of business payables, in exchange for a discounted invoice amount. The working capital solutions specialist is owned in part by affiliates of JRJ Group (of which one of our non-executive directors, Mr. Isaacs, is a founding partner) and TOMS Capital LLC (of which Mr. Gottesman is the founder and managing partner). The amounts that are expected to be paid by the Company to the working capital solutions specialist are not considered to be material to either party. Ongoing fees associated with this service that are expected to be received by the working capital solutions specialist come from our suppliers utilizing the service.